ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES - Balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,151,120	$ 164,608	¥ 1,123,292
Short-term investments			45,457
Accounts receivable, net of allowance of RMB5,565 and RMB554 (US$79) as of December 31, 2024 and 2025, respectively	47,070	6,731	52,030
Inventories, net	21,388	3,058	23,475
Amounts due from related parties (including amounts due from Group entities of RMB118,806 and RMB171,522 (US$23,498) as of December 31, 2023 and 2024, respectively)	4,314	617	2,051
Prepayments and other current assets	74,483	10,651	89,512
Total current assets	1,298,375	185,665	1,335,817
Noncurrent assets
Property and equipment, net	2,563	367	3,476
Intangible assets, net	17,634	2,522	16,429
Operating lease right-of-use assets	11,586	1,657	14,885
Long-term investment	26,333	3,766	26,333
Other noncurrent assets	11,864	1,696	22,701
Total noncurrent assets	69,980	10,008	83,824
Total assets	1,368,355	195,673	1,419,641
Current liabilities
Accounts payable	25,083	3,587	30,233
Deferred revenue and customer advances	219,913	31,447	283,251
Amounts due to related parties (including amounts due to Group entities of RMB4,943 and RMB403 (US$55) as of December 31, 2023 and 2024, respectively)	1,066	152	1,734
Accrued expenses and other current liabilities	115,749	16,552	126,501
Current operating lease liabilities	2,166	310	3,661
Total current liabilities	363,977	52,048	447,544
Non-current liabilities
Non-current operating lease liabilities	9,208	1,317	11,252
Total non-current liabilities	9,208	1,317	11,252
Total liabilities	373,185	53,365	458,796
Allowance for credit losses	555	79	5,569	$ 796	¥ 5,926	¥ 5,407
Related Party
Current assets
Amounts due from related parties (including amounts due from Group entities of RMB118,806 and RMB171,522 (US$23,498) as of December 31, 2023 and 2024, respectively)	4,314	617	2,051
Current liabilities
Amounts due to related parties (including amounts due to Group entities of RMB4,943 and RMB403 (US$55) as of December 31, 2023 and 2024, respectively)	1,066	152	1,734
VIE
Current assets
Cash and cash equivalents	781,825	111,799	698,463
Short-term investments			30,900
Accounts receivable, net of allowance of RMB5,565 and RMB554 (US$79) as of December 31, 2024 and 2025, respectively	43,985	6,290	48,375
Inventories, net	21,808	3,119	23,957
Prepayments and other current assets	68,424	9,785	81,395
Total current assets	1,108,715	158,545	1,056,082
Noncurrent assets
Property and equipment, net	2,468	353	3,298
Intangible assets, net	16,552	2,367	15,269
Operating lease right-of-use assets	11,372	1,626	14,885
Long-term investment	26,333	3,766	26,333
Other noncurrent assets	11,242	1,608	21,345
Total noncurrent assets	67,967	9,720	81,130
Total assets	1,176,682	168,265	1,137,212
Current liabilities
Accounts payable	24,706	3,533	26,632
Deferred revenue and customer advances	218,375	31,227	280,705
Accrued expenses and other current liabilities	91,935	13,147	100,213
Current operating lease liabilities	2,166	310	3,661
Total current liabilities	339,756	48,585	413,176
Non-current liabilities
Non-current operating lease liabilities	9,208	1,317	11,252
Total non-current liabilities	9,208	1,317	11,252
Total liabilities	348,964	49,902	424,428
Allowance for credit losses	554	79	5,565
Net asset	827,718	118,363	712,784
VIE | Related Party
Current assets
Amounts due from related parties (including amounts due from Group entities of RMB118,806 and RMB171,522 (US$23,498) as of December 31, 2023 and 2024, respectively)	192,673	27,552	172,992
Current liabilities
Amounts due to related parties (including amounts due to Group entities of RMB4,943 and RMB403 (US$55) as of December 31, 2023 and 2024, respectively)	2,574	368	1,965
VIE | Affiliated Entity
Current assets
Amounts due from related parties (including amounts due from Group entities of RMB118,806 and RMB171,522 (US$23,498) as of December 31, 2023 and 2024, respectively)	188,904	27,013	171,522
Current liabilities
Amounts due to related parties (including amounts due to Group entities of RMB4,943 and RMB403 (US$55) as of December 31, 2023 and 2024, respectively)	1,639	$ 234	403
VIE | Asset pledged as collateral without right
Noncurrent assets
Total assets	¥ 0		¥ 0